Commodity and Other Derivative Contractual Assets and Liabilities - Schedule of Pretax Effect of Derivative Gains (Losses) on Net Income, Including Realized and Unrealized Effects (Detail) - USD ($)
$ in Millions
		3 Months Ended						9 Months Ended						12 Months Ended
		Sep. 30, 2017		Oct. 02, 2016		Sep. 30, 2016		Sep. 30, 2017		Dec. 31, 2016		Sep. 30, 2016		Dec. 31, 2015		Dec. 31, 2014
Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		$ 171						$ 312		$ (82)
Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)				$ 194		$ 239						$ 194		$ 380		$ (388)
Interest Rate Swap [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax														33
Operating revenues [Member] | Commodity contracts [Member] | Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]	166						333		(92)
Operating revenues [Member] | Commodity contracts [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]			0		0						0		0		0
Fuel, Purchased Power Costs And Delivery Fees [Member] | Commodity contracts [Member] | Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]	9						3		21
Fuel, Purchased Power Costs And Delivery Fees [Member] | Commodity contracts [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]			0		0						0		0		0
Net gain from commodity hedging and trading activities [Member] | Commodity contracts [Member] | Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]	0						0		0
Net gain from commodity hedging and trading activities [Member] | Commodity contracts [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)	[1]			194		239						194		380		17
Interest Expense [Member] | Interest Rate Swap [Member] | Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)		$ (4)	[2]					$ (24)	[2]	(11)	[3]
Interest Expense [Member] | Interest Rate Swap [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)				0	[3]	$ 0	[2]					$ 0	[2]	0	[3]	(128)	[3]
Reorganization Items [Member] | Interest Rate Swap [Member] | Successor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)										$ 0
Reorganization Items [Member] | Interest Rate Swap [Member] | Predecessor
Derivative Instruments, Gain (Loss) [Line Items]
Net gain (loss)				$ 0										$ 0		$ (277)

[1]	Amount represents changes in fair value of positions in the derivative portfolio during the period, as realized amounts related to positions settled are assumed to equal reversals of previously recorded unrealized amounts.
[2]	Includes unrealized mark-to-market net gains as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 7).
[3]	Includes unrealized mark-to-market net gain (loss) as well as the net realized effect on interest paid/accrued, both reported in Interest Expense and Related Charges (see Note 11).